Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total		Share Capital	Share premium	Receipts on account of warrants	Capital reserve for share-based payments	Capital reserve from transactions with related parties	Capital reserve from transactions with Non-controlling interest [Member]	Accumulated loss		Total equity	Non-controlling interests
Balance at Dec. 31, 2015	$ 9,429			$ 22,159	$ 27	$ 536	$ 761		$ (14,054)
Transactions with owners of the company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs	5,222			5,222
Exercise of warrants	302			302
Share-based payments	400			103		297
Transfer of derivative instrument from liability to equity	7,388				7,388
Issuance of warrants, net of issuance costs	2,517				2,517
Share issuance due to a development agreement	250			500		(250)
Exercise of warrants (series B)	23			2,540	(2,517)
Total transactions with owners of the Company	16,102			8,667	7,388	47
Comprehensive loss for the year:
Loss for the year	(12,125)								(12,125)
Other comprehensive loss	(21)								(21)
Total comprehensive loss for the year	(12,146)								(12,146)
Balance at Dec. 31, 2016	13,385			30,826	7,415	583	761		(26,200)	[1]	$ 13,385
Transactions with owners of the company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs	2,174			2,174						[1]	2,174
Issuance of shares due to RSUs vesting				1,083		(1,083)
Share issuance due to an acquisition of a subsidiary (see Note 5)	3,816			1,800						[1]	1,800	2,016
Share-based payments	2,321			96		2,225				[1]	2,321
Total transactions with owners of the Company	8,311			5,153		1,142				[1]	6,295	2,016
Comprehensive loss for the year:
Loss for the year	(12,913)	[1]							(12,177)	[1]	(12,177)	(736)
Other comprehensive loss	95								(95)	[1]	(95)
Total comprehensive loss for the year	(13,008)	[1]							(12,272)	[1]	(12,272)	(736)
Balance at Dec. 31, 2017	8,688			35,979	7,415	1,725	761		(38,472)	[1]	7,408	1,280
Transactions with owners of the company:
Issuance of American Depository Shares (ADSs) on the NASDAQ, net of issuance costs	4,276			4,276							4,276
Issuance of shares due to RSUs vesting				299		(299)
Exercise of warrants	2,133			2,133							2,133
Share issuance due to an acquisition of a subsidiary (see Note 5)	136			1,856				(859)			997	(861)
Share-based payments	773			54		288					342	431
Transfer of derivative instrument from liability to equity	567				567						567
Total transactions with owners of the Company	7,885			8,618	567	(11)		(859)			8,315	(430)
Comprehensive loss for the year:
Loss for the year	(5,569)
Other comprehensive loss
Total comprehensive loss for the year	(5,569)								(5,200)		(5,200)	(369)
Balance at Dec. 31, 2018	$ 11,004			$ 44,597	$ 7,982	$ 1,714	$ 761	$ (859)	$ (43,672)		$ 10,523	$ 481

[1]	Restated due to full retrospective method of adoption of IFRS 15, Revenue from Contracts with Customers, see Note 2E(2).